Equity Method Investment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Aggregate amount		¥ 1.4
Percentage of equity interest		35.00%
Impairment losses	¥ 0.8